Quarterly Financial Summary (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Quarterly Financial Information [Line Items]
Revenues	$ 15,303	$ 14,307	$ 15,228	$ 14,548	$ 15,351	$ 12,779	$ 14,238	$ 13,336	$ 14,784	$ 59,434	$ 55,137	$ 55,632
Segment operating income	3,655	3,277	4,189	4,237	3,986	2,812	4,011	3,996	3,956	15,689	14,775	15,721
Net income	2,786	2,419	3,059	3,115	4,473	1,865	2,474	2,539	2,488	13,066	9,366	9,790
Net income attributable to Disney	$ 2,788	$ 2,322	$ 2,916	$ 2,937	$ 4,423	$ 1,747	$ 2,366	$ 2,388	$ 2,479	$ 12,598	$ 8,980	$ 9,391
Diluted	$ 1.86	$ 1.55	$ 1.95	$ 1.95	$ 2.91	$ 1.13	$ 1.51	$ 1.50	$ 1.55	$ 8.36	$ 5.69	$ 5.73
Basic	$ 1.87	$ 1.56	$ 1.96	$ 1.95	$ 2.93	$ 1.14	$ 1.51	$ 1.51	$ 1.56	$ 8.40	$ 5.73	$ 5.76